SUPPLEMENT Dated January 3, 2007 To The Prospectus Dated September 12, 2006

For Contracts Issued By ING USA Annuity and Life Insurance Company

This supplement updates the prospectus. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Service Center at 1-800-366-0066.

Information about Directed Services, Inc.:

Directed Services, Inc. was converted to a limited liability company, redomiciled to Delaware, and reorganized as a wholly-owned subsidiary of ING Life Insurance and Annuity Company. The firm is now known as Directed Services, LLC. Also, Directed Services, LLC has replaced ING Life Insurance and Annuity Company as investment adviser to the portfolios of the ING Partners, Inc. mutual fund.

Accordingly, all references to Directed Services, Inc. or to ING Life Insurance and Annuity Company as the investment adviser to each of the ING Partners, Inc. portfolios are changed accordingly.

Also, these investment portfolio changes, underlined in the following excerpts of “Appendix B – The Investment Portfolios,” are all effective December 1, 2006 – with all references in the prospectus changed accordingly:

Fund Name and
Investment Adviser/Subadviser	Investment Objective

ING Investors Trust
7337 E. Doubletree Ranch Road, Scottsdale, AZ 85258

ING Legg Mason Partners All Cap Portfolio (Class S)	A non-diversified portfolio that seeks capital appreciation
through investment in securities which it believes has above-
Investment Adviser: Directed Services, Inc.	average capital appreciation potential.
Investment Subadviser: ClearBridge Advisors, LLC
(formerly, Salomon Brothers Asset Management Inc.)

ING Partners, Inc.

151 Farmington Avenue, Hartford, CT 06156-8962

ING Legg Mason Partners Aggressive Growth Portfolio	Seeks long-term growth of capital.
(Service Class)

Investment Adviser: ING Life Insurance and Annuity
Company
Investment Subadviser: ClearBridge Advisors, LLC
(formerly, Salomon Brothers Asset Management Inc.)

141989 – ING USA/Architect	1	1/3/07